Capital and Reserves	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Capital and Reserves [Abstract]
Capital and reserves

5. Capital and reserves

Share capital

The issued share capital of the Company consisted of:

	Common Shares Number
	2018	2017
As of January 1	48,373,890	34,329,704
Common shares issued for capital increase with a nominal value of CHF 0.40 each	12,800,000	10,000,000
Adjustment during the Merger:
Issuance of Auris NewCo Shares	6,117,388	—
Cancellation of Auris OldCo Shares	(61,173,890)	—
Common shares issued for capital increase with a nominal value of CHF 0.02 each	17,948,717	—
Shares outstanding after Merger on March 13, 2018	24,066,105	—
Total, as of September 30, 2018	24,066,105	44,329,704

All shares have a nominal value of CHF 0.02 after the Merger (respective CHF 0.40 before the Merger) and are fully paid in. As of September 30, 2018, the nominal value of the 24,066,105 issued shares amounted to CHF 481,322.10 (as of September, 2017, the nominal value of 44,329,704 issued shares amounted to CHF 17,731,881.60).

As of March 13, 2018, following consummation of the Merger, the number of shares were reduced by the ratio of 10 to 1 (resulting in a “reverse share split”) and the nominal value per share was reduced from CHF 0.40 to CHF 0.02. This resulted in a reduction of share capital and in a concurrent increase in share premium, totaling to CHF 24,347,208, presented in the statement of changes in equity in the line reorganization of group structure.

Equity Offerings

On July 17, 2018 the Company completed a public offering of 17,948,717 common shares with a nominal value of CHF 0.02 each, Series A warrants each entitling its holder to purchase 0.35 of a common share and for an aggregate of 6,282,050 common shares, and Series B warrants entitling its holder to purchase 0.25 of a common share for an aggregate of 4,487,179 common shares (the “July 2018 Registered Offering”). The exercise price for both series Warrants is CHF 0.39 per common share. The net proceeds to us from the July 2018 Registered Offering were approximately $6.2 million, after deducting underwriting discounts and other offering expenses payable by us.

The Company had transaction costs amounting to CHF 851,692. The transactions costs were recorded as CHF 742,833 in equity for the issuance of the common shares and CHF 108,809 to finance expense in the statement of profit or loss and comprehensive loss for the issuance of the warrants.

As of September 30, 2018 the fair value of the warrants issued in the July 2018 Registered Offering amounted CHF 872,217. Since its initial recognition, the fair value of the warrants issued in the July 2018 Registered Offering has decreased by CHF 24,224, resulting in a gain in the corresponding amount (fair value as of July 17, 2018: CHF 896,441).

On May 2, 2018 the Company entered into the 2018 Commitment Purchase Agreement and the 2018 Registration Rights Agreement with LPC. Pursuant to the 2018 Commitment Purchase Agreement, LPC agreed to purchase common shares for up to $10,000,000 over the 30-month term of the 2018 Commitment Purchase Agreement. As of November 15, 2018, the Company has issued an aggregate of 750,00 common shares for aggregate proceeds of  $488,075 to LPC under the 2018 Commitment Purchase Agreement. The 2018 Commitment Purchase Agreement replaces the 2017 Commitment Purchase Agreement, which was terminated as a result of the Merger. Under the 2017 Commitment Purchase Agreement, LPC agreed to subscribe for up to $13,500,000 common shares and prior to its termination, the Company had issued an aggregate of 2,600,000 common shares for aggregate proceeds of  $1.8 million to LPC under the 2017 Commitment Purchase Agreement.

The Company had transaction costs amounting to CHF 349,907. The payment of CHF 252,351 was recorded as a derivative financial instrument and classified as a non-current asset and CHF 97,556 to finance expense in the statement of profit or loss and comprehensive loss.

On January 30, 2018, the Company completed a public offering of 12,499,999 common shares with a nominal value of CHF 0.40 each and concurrent offering of 7,499,999 warrants, each warrant entitling its holder to purchase one common share (the “January 2018 Registered Offering”). The net proceeds to the Company from the January 2018 Registered Offering were approximately $4.9 million, after deducting placement agent fees and other estimated offering expenses payable by the Company. As of March 13, 2018, following the consummation of the Merger, the outstanding warrants issued in the January 2018 Registered Offering were exercisable for up to 750,002 common shares (assuming the Company rounds up fractional common shares to the next whole common share) at an exercise price of  $5.00 per common share.

The Company had transaction costs amounting to CHF 654,985. The transaction costs were recorded as CHF 341,226 in equity for the issuance of the common shares and CHF 313,760 to finance expense in the statement of profit or loss and comprehensive loss for the issuance of the warrants.

As of September 30, 2018 the fair value of the warrants issued in the January 2018 Registered Offering amounted to CHF 161,737. Since its initial recognition, the fair value of these warrants has decreased by CHF 2,322,010 resulting in a gain in the corresponding amount (fair value as of January 30, 2018: CHF 2,483,747).

On October 10, 2017 the Company entered into a purchase agreement and a registration rights agreement with Lincoln Park Capital Fund, LLC. Pursuant to the purchase agreement, LPC agreed to subscribe for up to $13,500,000 of our common shares over the 30-month term of the purchase agreement. On January 23, 2018, the Company issued 300,000 of our common shares to LCP for an aggregate amount of CHF 136,077 under the purchase agreement.

On February 21, 2017, in connection with a public offering of 12,499,000 common shares, the Company issued 10,000,000 warrants, each warrant entitling its holder to purchase 0.70 of a common share at an exercise price of  $1.20 per common share. Additionally, the underwriter was granted a 30-day option to purchase up to 1,500,000 additional common shares and/or 1,500,000 additional warrants, of which the underwriter partially exercised its option for 1,350,000 warrants. As of March 13, 2018, following the consummation of the Merger, the outstanding warrants issuable in the 2017 offering were exercisable for an aggregate of 794,000 common shares, at an exercise price of  $12.00 per common share. As of September 30, 2018 the fair value of the warrants amounted to CHF 50,070. The revaluation gain of the derivative for the nine months ended September 30, 2018 amounted to CHF 1,763,342, which is an increase of CHF 63,220 when comparing to the same period in 2017. Since its initial recognition, the fair value decreased by CHF 5,040,393 resulting in a gain in the corresponding amount (fair value as of February 21, 2017: CHF 5,090,463).

Issue of common shares upon exercise of options

During the nine months ended September 30, 2018, no options were exercised.

Controlled Equity Offering

On June 1, 2016, the Company entered into a Controlled Equity Offering Sales Agreement with Cantor Fitzgerald, pursuant to which we might have offered and sold from time to time common shares, with a nominal value of CHF 0.40 per common share, having an aggregate offering price of up to $35 million through Cantor. In the first quarter of 2018, we did not offer or sell any common shares under the Controlled Equity Offering Sales Agreement. The Controlled Equity Offering program terminated upon consummation of the Merger on March 13, 2018.

12. Capital and reserves

Share capital

The issued share capital of the Company at December 31 consisted of:

	December 31, 2017		December 31, 2016
	Number	CHF	Number	CHF
Common shares with a nominal value of CHF 0.40 each	48,373,890	19,349,556	34,329,704	13,731,881
Total	48,373,890	19,349,556	34,329,704	13,731,881

	Common Shares (Number)
	2017	2016
As of January 1	34,329,704	34,303,891
Common shares issued or for stock options exercises with a nominal value of CHF 0.40 each
Common shares issued for the follow-on offering with a nominal value of CHF 0.40 each	14,044,186
Restricted shares issue for bonus purposes nominal value of CHF 0.40 each	—	25,813
Total, as of December 31	48,373,890	34,329,704

All shares have a nominal value of CHF 0.40 and are fully paid in. As of December 31, 2017, the nominal value of the 48,373,890 issued shares amounted to CHF 19,349,556.00 (as of December 31, 2016, the nominal value of 34,329,704 issued shares amounted to CHF 13,731,881.60).

On October 10, 2017, the Company entered into a purchase agreement (the “Commitment Purchase Agreement”) and a Registration Rights Agreement (the “Registration Rights Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”). Pursuant to the Commitment Purchase Agreement, LPC has agreed to subscribe for up to $13,500,000 of our common shares over the 30-month term of the Commitment Purchase Agreement. Regular purchases may be made from time to time under the Commitment Purchase Agreement subject to certain amount limitations. As of December 31, 2017, the Company has issued an aggregate of 2,300,000 common shares for aggregate proceeds of CHF 1,594,611 ($1,630,415) to LPC pursuant to the Commitment Purchase Agreement. The related transaction cost of CHF 25,701 were recorded in equity.

The transaction costs for obtaining the Commitment Purchase Agreement were recorded as CHF 265,205 in transaction costs in the statement of profit or loss and comprehensive income/(loss). The commitment fee of CHF 290,400 (US$300,000) represents the fair value of the right to require LPC to purchase common shares within the Commitment Purchase Agreement. The proportion of the commitment fee CHF 35,073 related to cash received from common shares issued pursuant to the Commitment Purchase Agreement as a percentage of the total contract value of US$13.5 million is recognized in equity as if this proportion of the commitment fee was incorporated into the strike price of the option. The remaining portion of the commitment fee of CHF 255,327 was derecognized through transaction costs in the statement of profit and loss and comprehensive income/(loss) as the Commitment Purchase Agreement did not have any significant future value as of December 31, 2017 due the fact that the Commitment Purchase Agreement terminated upon consumption of Merger on March 13, 2018.

Additionally, on October 16, 2017, the Company issued 1,744,186 of its common shares to LPC for aggregate proceeds of CHF 1,446,150 ($1,500,000) pursuant to our effective shelf registration statement on Form F-3. The related transaction cost of CHF 63,056 were recorded in equity.

On February 21, 2017, the Company completed a public offering (the “February 2017 Offering”) of 10,000,000 common shares with a nominal value of CHF 0.40 each and 10,000,000 warrants, each warrant entitling its holder to purchase 0.70 of a common share. The gross proceeds to the Company from the February 2017 Offering were CHF 9,998,305 (US$10,000,000). The Company had transaction costs amounting to CHF 903,919. The transactions costs were recorded as CHF 397,685 in equity for the issuance of the common shares and CHF 506,234 to finance expense in the statement of profit or loss and comprehensive loss for the issuance of the warrants.

On May 20, 2015, the Company completed a public offering of 5,275,000 shares, yielding net proceeds after underwriting discounts of USD 23.6 million (CHF 21.7 million). Offering costs associated with the follow-on amounted to CHF 643,796. Following the offering (and settlement of the employee options mentioned below) there were 34,329,704 common shares of the Company outstanding as of December 31, 2016.

Issuance of common shares with restrictions

For the business year 2015, 25,813 restricted common shares with a nominal value of CHF 0.40 were awarded and issued on January 7, 2016 under the Equity Incentive Plan for the purpose of share based bonus payments. The shares are fully vested on the grant date but remain subject to transfer restrictions for a period until January 7, 2019. The Company recorded a payroll charge of CHF 188,092 in 2015.

Controlled Equity Offering

On June 1, 2016, we entered into a Controlled Equity OfferingSM Sales Agreement (the “Sales Agreement”) with Cantor Fitzgerald & Co. (“Cantor”), pursuant to which we may offer and sell, from time to time common shares, with a nominal value of CHF 0.40 per share, having an aggregate offering price of up to $35 million through Cantor. In 2017, we did not offer or sell any common shares under the Sales Agreement. The Controlled Equity Offering program terminated upon consummation of the Merger on March 13, 2018.

Authorized share capital

On April 13, 2017, the annual general meeting of shareholders revised the provisions related to authorized and contingent capital of the Company and approved an increase and extension of the authorized share capital. As of December 31, 2017, the Company’s authorized capital amounted to CHF 8,860,000 and allowed to Board of Directors, subject to the terms and conditions set forth in the Articles of Association, to issue up to 22,150,000 fully paid registered shares with a nominal value of CHF 0.40 each.

Conditional share capital

The share capital may be increased by the issuance of up to 6,500,000 fully paid registered Common Shares with a nominal value of CHF 0.40 per share and to the maximum amount of CHF 2,600,000 in execution of subscription rights, which may be granted to employees, members of the Board of Directors as well as key service providers (see Note 13 for further reference).

The Company’s share capital may be further increased by the issuance of up to 15,650,000 fully paid registered Common Shares with a nominal value of CHF 0.40 per share and to the maximum amount of CHF 6,260,000 in execution of conversion rights in connection with warrants and convertible bonds of the Company. For the terms of the warrant issued to Hercules, refer to Note 24.